Loans and Debentures - Additional Information (Detail) R$ in Millions, $ in Millions	Apr. 01, 2018	Dec. 31, 2018 BRL (R$)	Oct. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Loans and financing subject to financial covenants | R$		R$ 822,578
Senior unsecured notes due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Credit derivative amount | $			$ 400
Interest rate			5.875%
Senior note bonds [member]
Disclosure of detailed information about borrowings [line items]
Exchange rate	4.7500
Senior note bonds [member] | Interest rate swap and currency swap contracts [member] | Interbank certificate of deposit rate CDI [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	99.30%
Senior note bonds [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Exchange rate	3.2865